Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	2,973,393
Granted (in shares)	1,168,722
Dividends credited (in shares)	90,362
Settled (in shares)	(1,105,189)
Forfeited (in shares)	(76,977)
Outstanding, end of period (in shares)	3,050,311